Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000264391
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Trading Symbol	SPFEX
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$1Footnote Reference*	0.30%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 1 [1]
Expense Ratio, Percent	0.30%
Performance Inception Date	Sep. 16, 2025
AssetsNet	$ 52,769,307
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$52,769,307 Number of Portfolio Holdings396 Advisory Fee (net of waivers)$0 Portfolio Turnover49%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	0.10%
Materials	1.8%
Real Estate	1.9%
Consumer Staples	4.0%
Industrials	4.0%
Health Care	10.1%
Communications	11.8%
Consumer Discretionary	12.0%
Financials	13.3%
Technology	40.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus dated September 15, 2025, which is available upon request at 1-844-2SPHERE or on the Fund's website at https://www.oursphere.org/fund.

Effective September 16, 2025, pursuant to a new investment advisory agreement (the "New Advisory Agreement") between the Trust and the Adviser, approved by shareholders on September 15, 2025, the Fund pays the Adviser a fee at the annual rate of 0.07% of the Fund's average daily net assets for its investment advisory services. Under the New Advisory Agreement, the Fund will also be responsible for separately paying other Fund expenses. Prior to the New Advisory Agreement, the Fund paid the Adviser 0.07% of the Fund's daily net assets under a "unitary fee" structure, in which the Adviser was also responsible for most of the Fund's operating expenses.

In addition to the New Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement whereby the Adviser contractually waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding any front-end or contingent deferred loads, taxes, interest expense, interest and dividends paid on short sales, acquired fund fees and expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, any expenses relating to tax reclaims, or extraordinary expenses, such as litigation) of the Fund are limited to 0.07% for R6 Class shares and 0.30% for Institutional Class shares through December 31, 2030. Pursuant to a services agreement with the Adviser, the Fund Sponsor has agreed to assume the obligation to pay any amounts that the Adviser is contractually responsible for with respect to the expense limitation on operating expenses with respect to each of Class R6 and the Institutional Class until such time as the Fund becomes profitable.

Prior to September 16, 2025, the Fund only offered one class of shares. Effective September 16, 2025, the initial share class was renamed "Class R6" and the new Institutional Class commenced operations.

C000247983
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Trading Symbol	SPFFX
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Performance Inception Date	Oct. 04, 2021
AssetsNet	$ 52,769,307
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$52,769,307 Number of Portfolio Holdings396 Advisory Fee (net of waivers)$0 Portfolio Turnover49%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	0.10%
Materials	1.8%
Real Estate	1.9%
Consumer Staples	4.0%
Industrials	4.0%
Health Care	10.1%
Communications	11.8%
Consumer Discretionary	12.0%
Financials	13.3%
Technology	40.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus dated September 15, 2025, which is available upon request at 1-844-2SPHERE or on the Fund's website at https://www.oursphere.org/fund.

Effective September 16, 2025, pursuant to a new investment advisory agreement (the "New Advisory Agreement") between the Trust and the Adviser, approved by shareholders on September 15, 2025, the Fund pays the Adviser a fee at the annual rate of 0.07% of the Fund's average daily net assets for its investment advisory services. Under the New Advisory Agreement, the Fund will also be responsible for separately paying other Fund expenses. Prior to the New Advisory Agreement, the Fund paid the Adviser 0.07% of the Fund's daily net assets under a "unitary fee" structure, in which the Adviser was also responsible for most of the Fund's operating expenses.

In addition to the New Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement whereby the Adviser contractually waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding any front-end or contingent deferred loads, taxes, interest expense, interest and dividends paid on short sales, acquired fund fees and expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, any expenses relating to tax reclaims, or extraordinary expenses, such as litigation) of the Fund are limited to 0.07% for R6 Class shares and 0.30% for Institutional Class shares through December 31, 2030. Pursuant to a services agreement with the Adviser, the Fund Sponsor has agreed to assume the obligation to pay any amounts that the Adviser is contractually responsible for with respect to the expense limitation on operating expenses with respect to each of Class R6 and the Institutional Class until such time as the Fund becomes profitable.

Prior to September 16, 2025, the Fund only offered one class of shares. Effective September 16, 2025, the initial share class was renamed "Class R6" and the new Institutional Class commenced operations.

[1]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.